UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

A look at performance

Total returns for the period ended May 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11

Class A	–2.34	2.44	3.61	–2.34	12.81	42.62	4.11

Class B	–3.45	2.18	3.40	–3.45	11.37	39.65	3.46

Class C	0.46	2.52	3.22	0.46	13.24	37.23	3.46

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	0.87	1.72	1.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	California Tax-Free Income Fund | Annual report

	Class B	Class C

Start date	5-31-01	5-31-01

NAV	$13,965	$13,723

POP	$13,965	$13,723

Index	$16,324	$16,324

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | California Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

The 12-month period ended May 31, 2011, was a volatile one for the municipal bond market, but municipal bonds nonetheless posted positive results. Most of the volatility occurred in late 2010 and early 2011 amid a supply and demand imbalance — supply surged as municipalities rushed to issue bonds under the expiring Build America Bonds program, while demand evaporated as investors expressed renewed concerns about municipal credit quality. California’s newly elected governor proposed a budget for the 2012 fiscal year that employs a combination of spending cuts and tax increases to close the remaining budget gap, but conflicts with the legislature and local governments over controversial elements of the plan remain unresolved. On the positive side, state tax collections have been exceeding expectations, thanks in part to the improving economic environment over the last nine months of the period.

For the year ended May 31, 2011, John Hancock California Tax-Free Income Fund’s Class A shares posted a total return of 2.29% at net asset value. By comparison, Morningstar, Inc.’s muni California long fund category produced an average return of 1.32%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 3.18%. The benchmark index represents a broad measure of the municipal bond market, so state-specific municipal bond funds will not always reflect all the movement in the broader index and therefore their performance will not always align with the benchmark. The Fund’s outperformance of its Morningstar peer group average was driven in part by its greater interest-rate sensitivity and exposure to lower-rated municipal securities. Another positive factor was the Fund’s higher weighting in state general obligation and appropriation bonds, which outperformed for the 12-month period amid limited new supply. Individual credit selection also contributed favorably to Fund performance during the period. For example, the Fund’s focus on well-seasoned redevelopment and special tax bonds delivered high yields and more stable returns as pre-2003 assessment levels provided greater safety margins in the face of declining real estate values. On the flip side, higher coupon bonds with calls or maturities inside of one year lagged the market in the period and detracted from Fund results. As these bonds approached payoff, their prices declined as premiums amortized down to the final payoff price.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified. The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	California Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,012.80	$4.32

Class B	1,000.00	1,008.50	8.56

Class C	1,000.00	1,008.50	8.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | California Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,020.60	$4.33

Class B	1,000.00	1,016.40	8.60

Class C	1,000.00	1,016.40	8.60

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.71% and 1.71% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	California Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (27.7% of Net Assets on 5-31-11)[1]

Santa Ana Financing Authority, 7-1-24, 6.250%	4.3%

Golden State Tobacco Securitization Corp., 6-1-35, 5.000%	3.5%

San Bernardino County, 8-1-17, 5.500%	3.3%

New Haven Unified School District, 8-1-22, Zero	3.0%

Commonwealth of Puerto Rico, 7-1-15, 6.500%	2.7%

State of California, 4-1-29, 4.750%	2.4%

State of California, 4-1-33, 6.500%	2.2%

Inglewood Unified School District, 10-15-26, 5.250%	2.1%

California State Public Works Board, 6-1-18, 5.500%	2.1%

California State Public Works Board, 12-1-19, 5.000%	2.1%

Sector Composition[2,3]

General Obligation Bonds	18%	Water & Sewer	3%

Revenue Bonds		Housing	1%

Facilities	20%	Utilities	1%

Transportation	11%	Pollution	1%

Tobacco	11%	Other Revenue	18%

Education	7%	Short-Term Investments & Other	2%

Health Care	7%

Quality Composition[2,4]

AAA	14%

AA	16%

A	21%

BBB	37%

BB	10%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-11. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 5-31-11.

3 Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | California Tax-Free Income Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.93%				$246,779,948

(Cost $249,203,171)

California 89.85%				226,428,220

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08-15-38	$1,000,000	944,310

ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08-01-39	1,000,000	1,014,556

Anaheim Certificates of Participation
Convention Center (D)(P)	11.468	07-16-23	2,000,000	2,015,520

Anaheim Public Financing Authority
Public Improvement Project, Series C (D)	Zero	09-01-18	3,000,000	2,132,010

Antioch Public Financing Authority, Series B	5.850	09-02-15	1,130,000	1,134,870

Belmont Community Facilities Library Project,
Series A (D)	5.750	08-01-24	1,000,000	1,101,010

California County Tobacco Securitization
Agency Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,375,465

California County Tobacco Securitization
Agency Kern County Corp., Series A	6.125	06-01-43	5,000,000	3,826,950

California County Tobacco Securitization
Agency Public Improvements	5.250	06-01-21	5,000,000	4,484,450

California County Tobacco Securitization
Agency Stanislaus Funding, Series A	5.500	06-01-33	915,000	754,994

California Educational Facilities Authority
College and University Financing Project	5.000	02-01-26	4,525,000	3,699,414

California Educational Facilities Authority
Woodbury University	5.000	01-01-25	1,800,000	1,589,922

California Educational Facilities Authority
Woodbury University	5.000	01-01-30	2,000,000	1,671,360

California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,317,500

California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,019,170

California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10-01-33	1,000,000	1,115,080

California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11-15-36	1,000,000	904,050

California Infrastructure & Economic
Development Bank, California Independent
System Operator, Series A	6.250	02-01-39	2,000,000	2,084,680

California Infrastructure & Economic
Development Bank, J. David Gladstone
Institute Project	5.250	10-01-34	1,000,000	918,110

12	California Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

California Infrastructure & Economic
Development Bank, Kaiser Hospital
Association, Series A	5.550	08-01-31	$3,000,000	$3,000,960

California Infrastructure & Economic
Development Bank, Performing Arts Center	5.000	12-01-27	500,000	503,030

California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11-01-23	2,000,000	2,039,880

California State Public Works Board
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,242,650

California State Public Works Board
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,307,250

California State Public Works Board Trustees
California State University, Series D	6.250	04-01-34	2,000,000	2,087,780

California State University Revenue College
and University Revenue, Series A	5.250	11-01-34	1,000,000	1,005,100

California Statewide Communities
Development Authority, American Baptist
Homes West	6.250	10-01-39	2,000,000	1,953,120

California Statewide Communities
Development Authority, Senior Living
of Southern California	7.250	11-15-41	1,700,000	1,795,438

California Statewide Communities
Development Authority, Thomas Jefferson
School of Law, Series A (S)	7.250	10-01-38	2,000,000	2,021,760

California Statewide Communities
Development Authority University of
California — Irvine	5.750	05-15-32	1,230,000	1,187,873

California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	1,921,300

California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,074,080

Capistrano Unified School District
No. 90-2 Talega	6.000	09-01-33	750,000	729,293

Capistrano Unified School District
No. 90-2 Talega	5.875	09-01-23	500,000	505,340

Center Unified School District, Series C (D)	Zero	09-01-16	2,145,000	1,756,991

Chula Vista Redevelopment Agency, Series B	5.250	10-01-27	1,250,000	1,022,113

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,246,430

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,201,107

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,095,000	1,095,361

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	2,500,000	2,770,675

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	917,960

Foothill Eastern Transportation Corridor
Agency Highway Revenue Tolls	Zero	01-15-25	6,615,000	2,458,332

Foothill Eastern Transportation Corridor
Agency Highway Revenue Tolls	Zero	01-15-36	30,000,000	4,452,600

Fresno Sewer Revenue, Series A-1 (D)	5.250	09-01-19	1,000,000	1,122,640

Fullerton Community Facilities District No: 1	6.200	09-01-32	1,000,000	1,014,760

Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A-1	6.250	06-01-33	2,185,000	2,367,251

See notes to financial statements	Annual report | California Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Golden State Tobacco Securitization Corp.
Series A (D)	5.000	06-01-35	$10,000,000	$8,713,800

Inglewood Unified School District (D)	5.250	10-15-26	5,000,000	5,305,050

Irvine Mobile Home Park Revenue Meadow
Mobile Home Park, Series A	5.700	03-01-28	3,975,000	3,641,498

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,032,420

Laguna-Salada Union School District,
Series C (D)	Zero	08-01-26	1,000,000	416,450

Lancaster School District
School Improvements (D)	Zero	04-01-19	1,730,000	1,228,802

Lancaster School District
School Improvements (D)	Zero	04-01-22	1,380,000	773,407

Lee Lake Water District Community Facilities
District No: 2 Montecito Ranch	6.125	09-01-27	1,200,000	1,152,780

Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05-15-18	2,660,000	3,120,739

Long Beach Special Tax Community
Community Facilities, District 6	6.250	10-01-26	2,500,000	2,397,550

Los Angeles Community College District 2008
Election, Series A	6.000	08-01-33	4,000,000	4,385,920

Los Angeles Community Facilities District
No. 3 Cascades Business Park	6.400	09-01-22	655,000	656,297

M-S-R Energy Authority Natural Gas Revenue,
Series B	6.500	11-01-39	2,500,000	2,705,350

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	2,540,430

New Haven Unified School District, Series B (D)	Zero	08-01-22	14,200,000	7,572,008

Northern California Power Agency
California — Oregon Transportation Project,
Series A (D)	7.000	05-01-13	70,000	74,949

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,570,000	1,516,369

Oxnard Community Facilities District: No. 3
Seabridge	5.000	09-01-35	1,490,000	1,155,853

Paramount Unified School District, Series B (D)	Zero	09-01-25	4,735,000	2,002,053

Pasadena California Certificates Participation
Refunding Old Pasadena Parking
Facility Project	6.250	01-01-18	700,000	809,032

Rancho Santa Fe Community Services District
No: 01	6.700	09-01-30	1,000,000	993,450

Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11-01-36	1,565,000	1,179,337

Riverside County Asset Leasing Corp.
Health, Hospital & Nursing Home
Improvements, Series A	6.500	06-01-12	685,000	697,419

San Bernardino County Capital Facilities
Project, Escrowed to Maturity, Series B	6.875	08-01-24	350,000	468,090

San Bernardino County Medical Center
Financial Project, Series B (D)	5.500	08-01-17	7,855,000	8,183,889

San Bruno Park School District School
Improvements, Series B (D)	Zero	08-01-21	1,015,000	598,840

San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03-01-40	1,000,000	906,600

14	California Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

San Diego Redevelopment Agency
City Heights, Series A	5.800	09-01-28	$1,395,000	$1,283,595

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	1,000,000	967,490

San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09-01-17	1,600,000	1,134,320

San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09-01-18	1,700,000	1,112,123

San Diego Unified School District, Election of
1998, Series A (D)	Zero	07-01-21	2,500,000	1,526,900

San Francisco City & County Redevelopment
Agency Community Facilities, District No. 6,
Series A	6.000	08-01-25	2,500,000	2,495,025

San Francisco City & County Redevelopment
Agency Department of General Services
Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	991,925

San Francisco City & County Redevelopment
Agency, Mission Bay South Redevelopment,
Series D	7.000	08-01-41	1,000,000	1,020,260

San Francisco City & County Redevelopment
Financing Authority, Mission Bay South
Redevelopment, Series D	6.625	08-01-39	1,000,000	987,190

San Francisco City & County Redevelopment
Financing Authority, San Francisco
Redevelopment Projects, Series B	6.625	08-01-39	700,000	716,513

San Francisco State Building Authority, Series A	5.000	10-01-13	1,350,000	1,392,741

San Joaquin County County Administration
Building (D)	5.000	11-15-29	2,965,000	2,877,977

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-14	5,000,000	4,862,800

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-22	6,500,000	4,601,805

San Joaquin Hills Transportation Corridor
Agency Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	4,225,100

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	1,908,890

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	1,790,000	1,943,385

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-24	10,000,000	10,833,600

Santa Fe Springs Community Development
Commission Construction Redevelopment
Project, Series A (D)	Zero	09-01-20	1,275,000	744,192

Santaluz Community Facilities District No: 2
Improvement Area No. 1	6.375	09-01-30	1,485,000	1,485,876

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	1,950,400

State of California (D)	4.750	04-01-29	6,000,000	5,928,540

State of California Public Improvements	5.125	04-01-23	2,000,000	2,069,240

See notes to financial statements	Annual report | California Tax-Free Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

State of California Recreation Facilities and
School Improvements	6.500	04-01-33	$5,000,000	$5,580,250

State of California Water, Utility and
Highway Improvements	5.250	03-01-30	2,000,000	2,054,900

Torrance Hospital Revenue Torrance Memorial
Medical Center, Series A	5.500	06-01-31	2,000,000	1,957,300

Tuolumne Wind Project Authority Tuolumne
County Project, Series A	5.625	01-01-29	1,000,000	1,070,900

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	2,139,000	2,193,716

West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	3,000,000	3,378,390

Puerto Rico 8.08%				20,351,728

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	6,684,000

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	1,182,763

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07-01-11	3,900,000	3,937,908

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A (Zero coupon steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,871,573

Puerto Rico Highway & Transportation
Authority Fuel Sales Tax Revenue, Series A (D)	5.000	07-01-38	190,000	166,776

Puerto Rico Highway & Transportation
Authority Fuel Sales Tax Revenue, Series Z (D)	6.250	07-01-14	3,250,000	3,559,368

Puerto Rico Industrial Tourist Education
Medical & Environment Authority, Hospital
de la Concepcion	6.500	11-15-20	500,000	506,650

Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,442,690

			Par value	Value
Short-Term Investments 0.88%				$2,232,000

(Cost $2,232,000)

Repurchase Agreement 0.88%

Repurchase Agreement with State Street Corp. dated 5-31-11 at 0.010%
to be repurchased at $2,232,001 on 6-1-11, collateralized by $1,725,000
Federal Home Loan Mortgage Corp., 6.750% due 3-15-31 (valued at
$2,281,313, including interest)			$2,232,000	2,232,000

Total investments (Cost $251,435,171)† 98.81%				$249,011,948

Other assets and liabilities, net 1.19%				$2,991,371

Total net assets 100.00%				$252,003,319

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

16	California Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a percentage of total investments

Ambac Financial Group, Inc.	3.00%
Assured Guarantee Corp.	0.41%
Assured Guaranty Municipal Corp.	8.09%
California Mortgage Insurance	0.38%
Financial Guaranty Insurance Corp.	3.50%
National Public Finance Guarantee Corp.	22.41%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $249,722,688. Net unrealized depreciation aggregated $710,740, of which $12,246,617 related to appreciated investment securities and $12,957,357 related to depreciated investment securities.

The Fund has the following sector composition as of 5-31-11 (as a percentage of total net assets):

General Obligation Bonds	18%
Revenue Bonds
Facilities	20%
Transportation	11%
Tobacco	11%
Education	7%
Health Care	7%
Water & Sewer	3%
Housing	1%
Utilities	1%
Pollution	1%
Other Revenue	18%
Short-Term Investments & Other	2%

See notes to financial statements	Annual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $251,435,171)	$249,011,948
Cash	119
Receivable for fund shares sold	275,439
Interest receivable	3,682,169
Other receivables and prepaid expenses	44,153

Total assets	253,013,828

Liabilities

Payable for fund shares repurchased	354,915
Distributions payable	395,367
Payable to affiliates
Accounting and legal services fees	3,609
Transfer agent fees	14,650
Distribution and service fees	28,707
Trustees’ fees	30,436
Management fees	118,294
Other liabilities and accrued expenses	64,531

Total liabilities	1,010,509

Net assets

Capital paid-in	$254,942,888
Undistributed net investment income	171,683
Accumulated net realized loss on investments	(688,029)
Net unrealized appreciation (depreciation) on investments	(2,423,223)

Net assets	$252,003,319

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($224,017,843 ÷ 22,254,754 shares)	$10.07
Class B ($2,261,004 ÷ 224,571 shares)[1]	$10.07
Class C ($25,724,472 ÷ 2,555,561 shares)[1]	$10.07

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	California Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$15,164,315

Expenses

Investment management fees (Note 4)	1,475,647
Distribution and service fees (Note 4)	647,098
Accounting and legal services fees (Note 4)	38,167
Transfer agent fees (Note 4)	187,149
Trustees’ fees (Note 4)	23,773
State registration fees	18,606
Printing and postage	14,942
Professional fees	62,739
Custodian fees	43,643
Registration and filing fees	18,839
Other	15,826

Total expenses	2,546,429

Net investment income	12,617,886

Realized and unrealized gain (loss)

Net realized loss on Investments	(433,348)
Change in net unrealized appreciation (depreciation) of Investments	(7,360,374)

Net realized and unrealized loss	(7,793,722)

Increase in net assets from operations	$4,824,164

See notes to financial statements	Annual report | California Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$12,617,886	$13,496,068
Net realized gain (loss)	(433,348)	246,587
Change in net unrealized appreciation (depreciation)	(7,360,374)	16,429,620

Increase in net assets resulting from operations	4,824,164	30,172,275

Distributions to shareholders
From net investment income
Class A	(11,303,196)	(12,251,295)
Class B	(116,974)	(200,255)
Class C	(996,182)	(816,895)

Total distributions	(12,416,352)	(13,268,445)

From Fund share transactions (Note 5)	(18,961,638)	(9,468,814)

Total increase (decrease)	(26,553,826)	7,435,016

Net assets

Beginning of year	278,557,145	271,122,129

End of year	$252,003,319	$278,557,145

Undistributed net investment income	$171,683	$140,687

20	California Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Net investment income[2]	0.49	0.50	0.36	0.47	0.47	0.49
Net realized and unrealized gain (loss)
on investments	(0.26)	0.61	(0.65)	(0.25)	(0.32)	(0.15)
Total from investment operations	0.23	1.11	(0.29)	0.22	0.15	0.34
Less distributions
From net investment income	(0.48)	(0.49)	(0.36)	(0.46)	(0.47)	(0.49)
From net realized gain	—	—	(0.01)	(0.01)	—	—
Total distributions	(0.48)	(0.49)	(0.37)	(0.47)	(0.47)	(0.49)
Net asset value, end of year	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Total return (%)[3]	2.29	11.69[4]	(2.63)[4,5]	2.18[4]	1.34[4]	3.19[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$224	$250	$248	$294	$304	$296
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.85	0.91[6,7]	0.81	0.81	0.82
Expenses net of fee waivers	0.86	0.85	0.91[6,7]	0.81	0.81	0.82
Net investment income	4.79	4.97	5.10[7]	4.45	4.33	4.53
Portfolio turnover (%)	2	9	26	22	41	33

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
7 Annualized.

See notes to financial statements	Annual report | California Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Net investment income[2]	0.40	0.41	0.30	0.38	0.38	0.40
Net realized and unrealized gain (loss)
on investments	(0.26)	0.61	(0.65)	(0.25)	(0.32)	(0.15)
Total from investment operations	0.14	1.02	(0.35)	0.13	0.06	0.25
Less distributions
From net investment income	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)
From net realized gain	—	—	(0.01)	(0.01)	—	—
Total distributions	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)
Net asset value, end of year	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Total return (%)[3]	1.43	10.75[4]	(3.25)[4,5]	1.31[4]	0.48[4]	2.32[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$4	$7	$10	$15	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.70	1.76[6,7]	1.66	1.66	1.67
Expenses net of fee waivers	1.71	1.70	1.76[6,7]	1.66	1.66	1.67
Net investment income	3.92	4.12	4.25[7]	3.59	3.47	3.68
Portfolio turnover (%)	2	9	26	22	41	33

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
7 Annualized.

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Net investment income[2]	0.40	0.41	0.30	0.38	0.37	0.40
Net realized and unrealized gain (loss)
on investments	(0.26)	0.61	(0.65)	(0.25)	(0.31)	(0.15)
Total from investment operations	0.14	1.02	(0.35)	0.13	0.06	0.25
Less distributions
From net investment income	(0.39)	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)
From net realized gain	—	—	(0.01)	(0.01)	—	—
Total distributions	(0.39)	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)
Net asset value, end of year	$10.07	$10.32	$9.70	$10.36	$10.61	$10.93
Total return (%)[3]	1.43	10.76[4]	(3.25)[4,5]	1.31[4]	0.48[4]	2.32[4]

Ratios and supplemental data
Net assets, end of year (in millions)	$26	$25	$17	$14	$10	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.70	1.76[6,7]	1.66	1.66	1.67
Expenses net of fee waivers	1.71	1.70	1.76[6,7]	1.66	1.66	1.67
Net investment income	3.95	4.11	4.22[6]	3.60	3.47	3.68
Portfolio turnover (%)	2	9	26	22	41	33

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

22	California Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During year ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as

Annual report | California Tax-Free Income Fund	23

determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

24	California Tax-Free Income Fund | Annual report

fees for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,774,965 available to offset future net realized capital gains as of May 31, 2011. The loss carryforward expires as follows: May 31, 2017 — $1,568,548 and May 31, 2018 — $206,417. Net capital losses of $625,547, that are a result of security transactions occurring after October 31, 2010 are treated as occurring on June 1, 2011, the first day of the Fund’s next taxable year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 were as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$26,254	$85,330
Exempt Interest	$12,390,098	$13,183,115

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $587,590 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and distributions payable.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain

Annual report | California Tax-Free Income Fund	25

general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.450% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.15%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class B and Class C shares to 0.90% of the average daily net assets of such class of shares until at least September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $276,086 for the year ended May 31, 2011. Of this amount, $38,330 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $234,430 was paid as sales commissions to broker-dealers and $3,326 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

26	California Tax-Free Income Fund | Annual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $2,628 and $4,630 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$359,276	$167,193
Class B	30,446	2,167
Class C	257,376	17,789
Total	$647,098	$187,149

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | California Tax-Free Income Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010 were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,511,173	$25,711,750	2,230,303	$22,224,630
Distributions reinvested	622,083	6,293,174	626,781	6,291,925
Repurchased	(5,113,325)	(51,259,750)	(4,171,072)	(41,741,415)

Net decrease	(1,980,069)	($19,254,826)	(1,313,988)	($13,224,860)

Class B shares

Sold	45,006	$465,460	52,185	$527,171
Distributions reinvested	6,262	63,492	8,978	89,842
Repurchased	(205,460)	(2,089,449)	(357,512)	(3,554,587)

Net decrease	(154,192)	($1,560,497)	(296,349)	($2,937,574)

Class C shares

Sold	613,432	$6,278,004	944,672	$9,509,157
Distributions reinvested	43,816	443,179	33,195	333,896
Repurchased	(482,454)	(4,867,498)	(314,838)	(3,149,433)

Net increase	174,794	$1,853,685	663,029	$6,693,620

Net decrease	(1,959,467)	($18,961,638)	(947,308)	($9,468,814)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $5,597,006 and $26,769,850, respectively, for the year ended May 31, 2011.

28	California Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock California Tax-Free Income Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

Annual report | California Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2011.

The Fund designates 99.80% of dividends from net investment income as exempt-interest dividends.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

30	California Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | California Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

32	California Tax-Free Income Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | California Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

34	California Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | California Tax-Free Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	5300A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $28,038 for the fiscal year ended May 31, 2011 and $27,584 for the fiscal year ended May 31, 2010. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees amounted to $347 for the fiscal year ended May 31, 2011 and $1,184 for the fiscal year ended May 31, 2010 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,303 for the fiscal year ended May 31, 2011 and $2,236 for the fiscal year ended May 31, 2010. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

All other fees amounted to $182 for the fiscal year ended May 31, 2011 and $75 for the fiscal year ended May 31, 2010 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,911,447 for the fiscal year ended May 31, 2011 and $5,213,443 for the fiscal year ended May 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011